Property, Plant And Equipment And Asset Retirement Obligations	12 Months Ended
Dec. 31, 2010
Property, Plant And Equipment And Asset Retirement Obligations
Property, Plant And Equipment And Asset Retirement Obligations

5.             Property, Plant and Equipment and Asset Retirement Obligations

Property, plant and equipment consisted of the following at December 31,

	December 31,
	2010	2009
	(In thousands)
Oil and natural gas properties (full cost method):
Properties being amortized	$ 1,009,071	$ 903,365
Properties not subject to amortization	81,656	113,378
Total oil and natural gas properties	1,090,727	1,016,743
Less accumulated depreciation, depletion and amortization	(653,777)	(583,830)
Net oil and gas properties	436,950	432,913
Land	1,025	1,025
Buildings and improvements	6,388	6,388
Office equipment and software	4,128	3,602
Leased equipment	345	345
Furniture and fixtures	713	646
Total	12,599	12,006
Less accumulated depreciation	(5,353)	(4,779)
Net capitalized costs	7,246	7,227
Property, plant and equipment, net	$ 444,196	$ 440,140

The Company utilizes useful lives of 31.5 years for buildings, 3 to 5 years for office equipment and software, 2 to 5 years for leased equipment and 7 years for furniture and fixtures when calculating depreciation.

Oil and Gas Properties

In January 2010, the Company adopted FASB guidance on oil and gas reserve estimation and disclosures.  This guidance amends previous FASB guidance on oil and gas extractive activities to align the accounting requirements with the Securities and Exchange Commission's final rule, Modernization of the Oil and Gas Reporting Requirements issued on December 31, 2008.  In summary, the revisions in this guidance modernize the disclosure rules to better align with current industry practices and expand the disclosure requirements for equity method investments so that more useful information is provided.  More specifically, the main provisions include the following:

•An expanded definition of oil and gas producing activities to include nontraditional resources such as bitumen extracted from oil sands.

•The use of an average of the first-day-of-the-month price for the 12-month period, rather than a year-end price for determining whether reserves can be produced economically.

•Amended definitions of key terms such as "reliable technology" and "reasonable certainty" which are used in estimating proved oil and gas reserve quantities.

•A requirement for disclosing separate information about reserve quantities and financial statement amounts for geographical areas representing 15 percent or more of proved reserves.

•Clarification that an entity's equity investments must be considered in determining whether it has significant oil and gas activities and a requirement to disclose equity method investments in the same level of detail as is required for consolidated investments.

The new rules are considered a change in accounting principle that is inseparable from a change in accounting estimate, which does not require retroactive revision.  This change in accounting principle has had a material effect on the consistency of the Company's oil and gas reserve estimates, supplemental disclosures, the calculation of DD&A and the full-cost ceiling test.  For the year ended December 31, 2010, the Company's ceiling test computation did not result in a write-down and was based on twelve-month average prices of $75.96 per barrel of oil and $4.38 per MMBtu of natural gas.  At December 31, 2009, the Company's ceiling test computation resulted in a write-down of oil and gas properties of $44.7 million based on twelve-month average prices of $57.65 per barrel of oil and $3.87 per MMBtu of natural gas.  In addition to lower natural gas and crude oil price assumptions, the December 31, 2009 write-down was primarily the result of lower than anticipated success rate on new drilling and higher than expected capital expenditures incurred.

Sale of Oil and Gas Properties

During the fourth quarter of 2010, the Company finalized an agreement to sell approximately 69,000 acres onshore Louisiana to an unrelated third party oil and gas company.  The final sales price amounted to $13.7 million and is recorded in accounts receivable and as an accumulated reduction to our net oil and gas properties on the accompanying consolidated balance sheet.  Under the full cost accounting method, the transaction is recorded as a reduction to net oil and gas properties with no income statement impact because the original cost of the acreage is not a significant percentage of the Company's consolidated capitalized costs.  The cash payment was collected during January 2011, pursuant to the agreement.

Asset Retirement Obligations

The change in the Company's asset retirement obligations (ARO) is set forth below:

In thousands
Balance of ARO as of January 1, 2008	$15,416
Accretion expense	844
Additions	1,420
Settlements of ARO	-2,654
Changes in ARO estimate	5,230

Balance of ARO as of December 31, 2008	$20,256
Accretion expense	727
Additions	818
Settlement of ARO	-2,582
Changes in ARO estimate	786

Balance of ARO as of December 31, 2009	$20,005
Accretion expense	1,434
Additions	655
Settlement of ARO	-1,415
Changes in ARO estimate	2,673
Balance of ARO as of December 31, 2010	$23,352

The change in estimate during 2010 was primarily due to changes in estimated future prices to perform plugging and abandonment work in shallow waters.

The asset retirement cost recorded in oil and gas properties being amortized at December 31, 2010 and 2009 was $18.8 million and $16.8 million, respectively.